Employee Benefit Plans (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plans [Line Items]
Percentage of contributions to the plan			5.00%
Awards in vested			3 years
Shares awarded (in Shares)			178
Shares outstanding (in Shares)				221
Management incentive bonus plan			$ 1.1	$ 1.3
Predecessor [Member]
Employee Benefit Plans [Line Items]
Expensed amount		$ 2.2		3.1	$ 2.7
Expensed amount contribution plan for employees		0.2		0.4	0.6
Employer contributions amount		6.8		11.4	11.8
Successor [Member]
Employee Benefit Plans [Line Items]
Expensed amount	$ 1.5
Expensed amount contribution plan for employees	0.3
Employer contributions amount	4.7
Registered Retirement Savings Plans (“RRSP”) [Member] | Predecessor [Member]
Employee Benefit Plans [Line Items]
Expensed amount		$ 1.3		$ 1.9	$ 1.8
Registered Retirement Savings Plans (“RRSP”) [Member] | Successor [Member]
Employee Benefit Plans [Line Items]
Expensed amount	1.0
Long-Term Incentive Plans [Member]
Employee Benefit Plans [Line Items]
Recorded incentive bonus plan liability	$ 0.3		$ 0.3
Long-Term Incentive Plans [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Shares vested (in Shares)	132		132
Long-Term Incentive Plans [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Shares vested (in Shares)				176
First Installment [Member]
Employee Benefit Plans [Line Items]
Percentage of installment paid on vesting date			50.00%
Second Installment [Member]
Employee Benefit Plans [Line Items]
Percentage of installment paid on vesting date			50.00%